UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     March 31, 2005
                                                   --------------

Check here if Amendment [  ];  Amendment Number:
                                                 ----------------------
    This Amendment (Check only one):   [  ]  is a restatement.
                                       [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           First United Bank & Trust
                -------------------------------
Address:        19 South Second Street
                -------------------------------
                Oakland, Maryland 21550
                -------------------------------


Form 13F File Number:  28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene D. Helbig
                -------------------------------
Title:          Senior Trust Officer
                -------------------------------
Phone:          301-533-2360
                -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig                Oakland, Maryland         5/2/05
---------------------------         -----------------         ------
       Signature                       City, State             Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            -----------

Form 13F Information Table Entry Total:             122
                                            -----------

Form 13F Information Table Value Total:         $82,611
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None

                                                 FORM 13F INFORMATION TABLE
                                                                                                           VOTING AUTHORITY
                              TITLE OF                   VALUE   SHARES/   SH/  PUT/  INVSTMT   OTHER
       NAME OF ISSUER          CLASS          CUSIP     (X$1000) PRN AMT   PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COM            2824100        295      6335  SH           SOLE               6335      0      0
ALLEGHENY ENERGY INC          COM            17361106       217     10533  SH           SOLE              10533      0      0
ALTRIA GROUP INC              COM            02209S103      330      5060  SH           SOLE               5060      0      0
APPLIED MATLS INC             COM            38222105       820     50500  SH           SOLE              50500      0      0
AVON PRODUCTS INC                            54303102       609     14188  SH           SOLE              14188      0      0
BB&T CORP COM                                54937107       493     12629  SH           SOLE              12629      0      0
BB&T CORP COM                                54937107        35       900  SH         DEFINED               900      0      0
BP AMOCO P L C                SPONSORED ADR  55622104       347      5574  SH           SOLE               5574      0      0
BP AMOCO P L C                SPONSORED ADR  55622104        93      1500  SH         DEFINED              1500      0      0
BANK OF AMERICA CORP                         60505104      3068     69590  SH           SOLE              69590      0      0
BANK OF AMERICA CORP                         60505104        53      1220  SH         DEFINED              1220      0      0
BELLSOUTH CORP                COM            79860102       531     20213  SH           SOLE              20213      0      0
BELLSOUTH CORP                COM            79860102        18       718  SH         DEFINED               718      0      0
BEST BUY                                     86516101       373      6925  SH           SOLE               6925      0      0
BEST BUY                                     86516101         2        50  SH         DEFINED                50      0      0
BRINKER INTERNATIONAL INC                    109641100      978     27010  SH           SOLE              27010      0      0
BRINKER INTERNATIONAL INC                    109641100       19       550  SH         DEFINED               550      0      0
CHEVRONTEXACO                                166764100      611     10484  SH           SOLE              10484      0      0
CHEVRONTEXACO                                166764100       13       224  SH         DEFINED               224      0      0
CISCO SYS INC                 COM            17275R102     1066     59626  SH           SOLE              59626      0      0
CISCO SYS INC                 COM            17275R102        6       350  SH         DEFINED               350      0      0
CITIGROUP INC                 COM            172967101     2543     56617  SH           SOLE              56551      0     66
CITIGROUP INC                 COM            172967101       31       700  SH         DEFINED               700      0      0
COCA COLA BOTTLING CO CONS    COM            191098102      627     12000  SH           SOLE              12000      0      0
COMCAST CORP NEW                             20030N200      202      6070  SH           SOLE               6070      0      0
COMCAST CORP NEW                             20030N200       13       400  SH         DEFINED               400      0      0
DUFF & PHELPS UTILS INCOME    ICOM           23325P104      163     15250  SH           SOLE              15250      0      0
DUFF & PHELPS UTILS INCOME    ICOM           23325P104        6       600  SH         DEFINED               600      0      0
DANAHER CORP DEL              COM            235851102     2250     42140  SH           SOLE              42140      0      0
DANAHER CORP DEL              COM            235851102       24       460  SH         DEFINED               460      0      0
DELL COMPUTER CORP            COM            24702R101     1097     28586  SH           SOLE              28586      0      0
DELL COMPUTER CORP            COM            24702R101       12       325  SH         DEFINED               325      0      0
UIT DIAMONDS TR SER 1                        252787106     1254     11948  SH           SOLE              11948      0      0
UIT DIAMONDS TR SER 1                        252787106       26       250  SH         DEFINED               250      0      0
DISNEY WALT CO                COM DISNEY     254687106     1455     50668  SH           SOLE              50668      0      0
DISNEY WALT CO                COM DISNEY     254687106       21       750  SH         DEFINED               750      0      0
DOMINION NEW RES INC VA NEW                  25746U109     1667     22400  SH           SOLE              22400      0      0
DOMINION NEW RES INC VA NEW                  25746U109       21       285  SH         DEFINED               285      0      0
DU PONT E I DE NEMOURS & CO   COM            263534109     1187     23185  SH           SOLE              23185      0      0
DU PONT E I DE NEMOURS & CO   COM            263534109       75      1480  SH         DEFINED              1480      0      0
E M C CORP MASS               COM            268648102      312     25370  SH           SOLE              25370      0      0
E M C CORP MASS               COM            268648102        4       400  SH         DEFINED               400      0      0
ERIE INDTY CO                 CL A           29530P102      397      7626  SH           SOLE               7626      0      0
EXXON MOBIL CORP              COM            30231G102     3778     63417  SH           SOLE              63417      0      0
EXXON MOBIL CORP              COM            30231G102      763     12805  SH         DEFINED             12805      0      0
FIRST UNITED CORPORATION                     33741H107     9773    485265  SH           SOLE             482265   3000      0
FIRST UNITED CORPORATION                     33741H107      216     10737  SH         DEFINED             10737      0      0
FLAHERTY & CRUMRINE           CLAY/ PREF     338478100      817     36808  SH           SOLE              36808      0      0
GENERAL DYNAMICS                             369550108      211      1975  SH           SOLE               1975      0      0
GENERAL ELEC CO               COM            369604103     3660    101522  SH           SOLE             101447      0     75
GENERAL ELEC CO               COM            369604103       85      2384  SH         DEFINED              2384      0      0
HOME DEPOT INC                COM            437076102      241      6319  SH           SOLE               6319      0      0
HOME DEPOT INC                COM            437076102        2        60  SH         DEFINED                60      0      0
INTEL CORP                    COM            458140100      829     35735  SH           SOLE              35735      0      0
INTEL CORP                    COM            458140100       13       600  SH         DEFINED               600      0      0
INTERNATIONAL BUSINESS MAC    HSCOM          459200101     2223     24334  SH           SOLE              24334      0      0
INTERNATIONAL BUSINESS MAC    HSCOM          459200101       31       350  SH         DEFINED               350      0      0
INTL PAPER CO                 COM            460146103      659     17926  SH           SOLE              17926      0      0
INTL PAPER CO                 COM            460146103        3       100  SH         DEFINED               100      0      0
ISHARES MSCI EAFE INDEX FUND                 464287465      508      3200  SH           SOLE               3200      0      0
ISHARES RUSSELL 1000 VAL
INDEX FD                                     464287598      836     12710  SH           SOLE              12710      0      0
ISHARES RUSSELL 1000 GROWT                   464287614      714     15250  SH           SOLE              15250      0      0
ISHARES RUSSELL 2000 VALUE                   464287630      425      2309  SH           SOLE               2309      0      0
ISHARES TR RUSSELL 2000
GROWTH INDEX FD                              464287648      353      5644  SH           SOLE               5644      0      0
ISHARES TR RUSSELL 2000
INDEX FD                                     464287655      305      2500  SH           SOLE               2500      0      0
ISHARES - HEALTH                             464287762      471      8065  SH           SOLE               8065      0      0
JOHNSON & JOHNSON             COM            478160104     2766     41200  SH           SOLE              41200      0      0
JOHNSON & JOHNSON             COM            478160104       37       560  SH         DEFINED               560      0      0
KIMBERLY CLARK CORP           COM            494368103      314      4786  SH           SOLE               4786      0      0
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER 494550106      264      5870  SH           SOLE               5870      0      0
KOHL'S CORP (WISCONSIN)                      500255104     1304     25265  SH           SOLE              25265      0      0
KOHL'S CORP (WISCONSIN)                      500255104       12       240  SH         DEFINED               240      0      0
L-3 COMMUNICATIONS HLDGS INC  COM            502424104     1654     23295  SH           SOLE              23295      0      0
L-3 COMMUNICATIONS HLDGS INC  COM            502424104       12       175  SH         DEFINED               175      0      0
LOWES COS INC                 COM            548661107     1670     29265  SH           SOLE              29265      0      0
LOWES COS INC                 COM            548661107       11       200  SH         DEFINED               200      0      0
M & T BANK CORP                              55261F104      600      5886  SH           SOLE               5886      0      0
M & T BANK CORP                              55261F104        6        59  SH         DEFINED                59      0      0
MBNA CORP                     COM            55262L100     1487     60599  SH           SOLE              60599      0      0
MBNA CORP                     COM            55262L100       15       650  SH         DEFINED               650      0      0
MEADWESTVACO CORP                            583334107      472     14854  SH           SOLE              14854      0      0
MEDTRONIC INC                 COM            585055106     2196     43105  SH           SOLE              43105      0      0
MEDTRONIC INC                 COM            585055106       28       550  SH         DEFINED               550      0      0
MICROSOFT CORP                COM            594918104     1471     60893  SH           SOLE              60893      0      0
MICROSOFT CORP                COM            594918104        2       100  SH         DEFINED               100      0      0
MIDCAP SPDR TR UNIT SER 1                    595635103      744      6180  SH           SOLE               6180      0      0
UIT NASDAQ 100 TR 1                          631100104      275      7535  SH           SOLE               7535      0      0
UIT NASDAQ 100 TR 1                          631100104       19       540  SH         DEFINED               540      0      0
NUVEEN INSD QUALITY MUN FD    ICOM           67062N103      721     48719               SOLE              47219   1500      0
NUVEEN  QUALITY PFD 8.40 %                   67072C105      862     63290  SH           SOLE              63290      0      0
NUVEEN  QUALITY PFD 8.40 %                   67072C105       11       865  SH         DEFINED               865      0      0
NUVEEN QUALITY PFD INC FD #3                 67072W101      417     29500  SH           SOLE              27500   2000      0
PEPSICO INC                   COM            713448108     2614     49305  SH           SOLE              49305      0      0
PEPSICO INC                   COM            713448108       48       924  SH         DEFINED               924      0      0
PROCTER & GAMBLE CO           COM            742718109      537     10148  SH           SOLE              10148      0      0
PROCTER & GAMBLE CO           COM            742718109       13       250  SH         DEFINED               250      0      0
SBC COMMUNICATIONS INC        COM            78387G103      427     18053  SH           SOLE              18053      0      0
SPDR TRUST UNIT                              78462F103     1275     10814  SH           SOLE              10814      0      0
SPDR TRUST UNIT                              78462F103       56       475  SH         DEFINED               475      0      0
SCHLUMBERGER LTD              COM            806857108      811     11512  SH           SOLE              11512      0      0
SCHLUMBERGER LTD              COM            806857108        7       100  SH         DEFINED               100      0      0
SPDR - CONSUMER STAPLES                      81369Y308      367     15949  SH           SOLE              15949      0      0
SPDR - CONSUMER STAPLES                      81369Y308        2       100  SH         DEFINED               100      0      0
SPDR-ENERGY                                  81369Y506      284      6642  SH           SOLE               6642      0      0
SPDR-INDUSTRIAL                              81369Y704      738     24256  SH           SOLE              24256      0      0
SPDR-INDUSTRIAL                              81369Y704        8       275  SH         DEFINED               275      0      0
SPDR-UTILITIES                               81369Y886      231      7937  SH           SOLE               7937      0      0
SPDR-UTILITIES                               81369Y886        1        40  SH         DEFINED                40      0      0
STAPLES                                      855030102      890     28337  SH           SOLE              28337      0      0
STATE ST CORP                                857477103      920     21060  SH           SOLE              21060      0      0
STATE ST CORP                                857477103       25       580  SH         DEFINED               580      0      0
STRYKER CORP                  COM            863667101      294      6600  SH           SOLE               6600      0      0
SUMMIT FINANCIAL GROUP INC                   86606G101      464     17200  SH           SOLE              17200      0      0
VERIZON COMMUNICATIONS                       92343V104     1857     52329  SH           SOLE              52329      0      0
VERIZON COMMUNICATIONS                       92343V104       53      1504  SH         DEFINED              1504      0      0
WACHOVIA CORP 2ND NEW                        929903102      412      8107  SH           SOLE               8107      0      0
WACHOVIA CORP 2ND NEW                        929903102       18       364  SH         DEFINED               364      0      0
WAL MART STORES INC           COM            931142103     1087     21712  SH           SOLE              21662      0     50
WAL MART STORES INC           COM            931142103       20       400  SH         DEFINED               400      0      0
CLAYMORE TIP                                 95766Q106      406     30974  SH           SOLE              30974      0      0
CLAYMORE TIP                                 95766Q106        8       665  SH         DEFINED               665      0      0
CLAYMORE TIPS II                             95766R104     1088     82980  SH           SOLE              82754      0    226

GRAND TOTALS                                              82611   2365477                                2358560  6500    417